Pensions and other post-employment benefits - Pension charge in income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pensions and other post-employment benefits
Pension expense	£ 27	£ 22	£ 26
Cost of sales
Pensions and other post-employment benefits
Pension expense	21	20	23
Research and development
Pensions and other post-employment benefits
Pension expense	1
Selling, general and administration
Pensions and other post-employment benefits
Pension expense	5	2	3
Pension plan
Pensions and other post-employment benefits
Pension expense	18	12	17
Pension plan | Cost of sales
Pensions and other post-employment benefits
Pension expense	12	10	14
Pension plan | Research and development
Pensions and other post-employment benefits
Pension expense	1
Pension plan | Selling, general and administration
Pensions and other post-employment benefits
Pension expense	5	2	3
Post retirement obligations
Pensions and other post-employment benefits
Pension expense	9	10	9
Post retirement obligations | Cost of sales
Pensions and other post-employment benefits
Pension expense	£ 9	£ 10	£ 9